Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.69%
Auto Parts & Equipment–0.02%
Garrett Motion, Inc. (Switzerland)(b)	1,016	$10,119
Building Products–0.04%
Resideo Technologies, Inc.(b)	1,692	24,280
Commodity Chemicals–0.02%
AdvanSix, Inc.(b)	413	10,622
Construction & Engineering–0.70%
Fluor Corp.	20,765	397,235
Diversified Banks–0.63%
HSBC Holdings PLC, ADR (United Kingdom)	9,326	356,906
Forest Products–0.91%
Louisiana-Pacific Corp.	21,014	516,524
Health Care Distributors–0.13%
Cardinal Health, Inc.	1,520	71,729
Health Care Equipment–1.25%
Baxter International, Inc.	8,098	708,332
Health Care Services–0.52%
Cigna Corp.	1,941	294,624
Industrial Conglomerates–3.02%
Honeywell International, Inc.	10,143	1,716,196
Industrial Gases–14.31%
Air Products and Chemicals, Inc.	36,660	8,133,388
Industrial Machinery–1.54%
SPX Corp.(b)	11,050	442,111
SPX FLOW, Inc.(b)	11,050	436,033
		878,144
Integrated Oil & Gas–5.34%
BP PLC, ADR (United Kingdom)	27,404	1,041,078
Exxon Mobil Corp.	28,201	1,991,273
		3,032,351
IT Consulting & Other Services–3.11%
International Business Machines Corp.	12,153	1,767,289
Multi-line Insurance–0.17%
American International Group, Inc.	1,695	94,412
Oil & Gas Drilling–0.01%
Transocean Ltd.(b)	1,770	7,912
Shares		Value
Oil & Gas Equipment & Services–3.70%
Baker Hughes, a GE Co., Class A	12,459	$289,049
Halliburton Co.	49,056	924,705
Schlumberger Ltd.	26,022	889,172
		2,102,926
Oil & Gas Exploration & Production–5.13%
Apache Corp.	21,317	545,715
Hess Corp.	39,144	2,367,429
		2,913,144
Packaged Foods & Meats–16.99%
McCormick & Co., Inc.	61,778	9,655,901
Pharmaceuticals–15.07%
Johnson & Johnson	21,951	2,840,021
Merck & Co., Inc.	40,095	3,375,197
Pfizer, Inc.	62,468	2,244,475
Takeda Pharmaceutical Co., Ltd., ADR (Japan)	6,080	104,576
		8,564,269
Semiconductor Equipment–1.71%
Versum Materials, Inc.	18,335	970,472
Semiconductors–14.08%
Intel Corp.	155,210	7,997,971
Specialized REITs–1.61%
Weyerhaeuser Co.	33,142	918,033
Specialty Chemicals–8.68%
International Flavors & Fragrances, Inc.	40,218	4,934,346
Total Common Stocks & Other Equity Interests (Cost $1,389,797)		56,077,125
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	232,923	232,923
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	166,394	166,444
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	266,198	266,198
Total Money Market Funds (Cost $665,530)		665,565
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $2,055,327)		56,742,690
OTHER ASSETS LESS LIABILITIES—0.14%		78,113
NET ASSETS–100.00%		$56,820,803

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund